Equity Instruments - Rollforward of Warrant Liability (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Warrant Liability [Roll Forward]
Balance as of beginning of period	$ 181	$ 185	$ 185
Change in fair value	1,741	(7)
Balance as of end of period	1,922	178	181	$ 185
Redeemable convertible preferred stock warrants
Warrant Liability [Roll Forward]
Balance as of beginning of period	$ 177	$ 180	180	17
Issuance of new warrant				168
Change in fair value			(3)	(5)
Balance as of end of period			$ 177	$ 180